TAXES (Details Narrative) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024
Pretax income	$ 2,483,911	$ 6,294,947
Income tax description	the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Kuangre SH was qualified as a high and new technology enterprise (“HNTE”) and was subject to a favorable income tax rate of 15% for the tax year ended December 31, 2021 through December 31, 2024. Kuangre SH’s HNTE certification was valid for three years starting from December 2021 to November 2024. Kuangre SH is subject to corporate income tax at the PRC unified rate of 25% effective January 1, 2025. Haohan CQ is qualified as a HNTE and is subject to a favorable income tax rate of 15%. Haohan CQ’s HNTE certification is valid for three years starting from November 2024 and subject to renewal. In accordance with the implementation rules of the Income Tax Law of the PRC, enterprises newly established in the Western Development Zone within the scope of “preferential catalogue of income tax for key industries encouraged to develop in West area” shall be subject to a favorable income tax rate of 15% from January 1, 2021 to December 31, 2030. Haohan CQ and Fanfengjian CQ are established in the Western Development Zone and they are subject to a favorable income tax rate of 15% to December 31, 2030. The Company’s remaining subsidiaries are subject to corporate income tax at the PRC unified rate of 25%.
Net operating loss carryforwards	$ 13,805,069		$ 13,315,441
Deferred tax assets from net operating loss carryforwards	2,435,512		2,353,678
Valuation allowances	2,435,512		$ 2,353,678
SINGAPORE
Pretax income
HONG KONG
Income tax description	the first HK$2 million of profits earned will be taxed at half the current rate (i.e., 8.25%), while the remaining profits will continue to be taxed at the existing 16.5% if revenue is generated in Hong Kong.